Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax expense (benefit):
Federal		$ 0
State		0
Deferred income tax expense (benefit):
Federal		1,942
State		416
Income tax expense	$ 2,358	$ 2,358	$ 0	$ 0